Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss before tax	£ (7,485)	£ (8,488)	£ (6,106)
Total equity	4,678	3,162	10,452	£ 6,718
Foreign currency sensitivity analysis [member] | US Dollar
IfrsStatementLineItems [Line Items]
Loss before tax	373	25
Total equity	373	25
Foreign currency sensitivity analysis [member] | Euro
IfrsStatementLineItems [Line Items]
Loss before tax	2	(1)	2
Total equity	2	(1)	2
Foreign currency sensitivity analysis [member] | Other
IfrsStatementLineItems [Line Items]
Loss before tax
Total equity